EXPLANATORY NOTE

Incorporated herein by reference are the definitive versions of the Registrant’s prospectus and statement of additional information for the Multi-Asset Capital Stability Fund, electronically filed with the SEC pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 3, 2012 (SEC Accession No. 0001104659-12-006526).